Financial Instruments - Fair Values and Risk Management - Summary Of Quantitative Information About Exposure To Currency Risk (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 110,699	€ 95,430
Financial liabilities	232,083	203,616
U.S. dollars [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	29,658	26,464
Financial liabilities	46,930	35,295
Net Exposure	(17,272)	(8,831)
Chinese Yuan [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	18,927	21,047
Financial liabilities	14,192	15,999
Net Exposure	4,735	5,048
British pounds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	15,027	13,110
Financial liabilities	16,664	16,845
Net Exposure	(1,637)	(3,735)
Brazilian Reais [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,334	3,753
Financial liabilities	2,435	2,173
Net Exposure	1,899	1,580
Canadian dollars [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,263	1,693
Financial liabilities	1,290	88
Net Exposure	973	1,605
Romanian Leu [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	666	901
Financial liabilities	7,934	7,090
Net Exposure	(7,268)	(6,189)
Mexican pesos [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,395	797
Financial liabilities	1,883	1,166
Net Exposure	(488)	(369)
Other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,178	3,115
Financial liabilities	7,233	4,574
Net Exposure	(2,055)	(1,459)
Total currencies [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	77,448	70,880
Financial liabilities	98,561	83,230
Net Exposure	€ (21,113)	€ (12,350)